Balter Discretionary Global Macro Fund
Summary Section
Investment Objective.
The investment objective of the Balter Discretionary Global Macro Fund (the “Fund”) is to seek to generate positive absolute returns in most market conditions.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Balter Discretionary Global Macro Fund	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Balter Discretionary Global Macro Fund		Institutional Class	Investor Class
Management Fees		1.70%	1.70%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses (Investor Class includes 0.05% of Shareholder Servicing Fees)	[1]	0.25%	0.30%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.96%	2.26%
Fee Waiver/Expense Reimbursement		(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.90%	2.20%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year. The Fund will invest a portion of its assets in a wholly-owned Cayman subsidiary, as described below (the "Subsidiary"). "Other Expenses" include the expenses of the Subsidiary.
[2]	Pursuant to an operating expense limitation agreement between Balter Liquid Alternatives, LLC (the "Adviser") and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 1.89% and 2.19% of the Fund's average net assets, for Institutional Class and Investor Class shares, respectively, through May 31, 2016. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to seek reimbursement from the Fund for fees it waived and Fund expenses it paid for the prior three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the lower of the current expense cap or the expense cap in place at the time of the waiver or reimbursement.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Balter Discretionary Global Macro Fund (USD $)	One Year	Three Years
Institutional Class	193	609
Investor Class	223	701

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund was not operational during the most recent fiscal year, the Fund’s portfolio turnover rate will not be provided at this time.

Principal Investment Strategies.

The Fund’s objective is to seek to generate positive absolute returns in most market conditions, irrespective of the performance of broad market indices. As a result, the performance of the Fund may not be correlated with the performance of broad equity or fixed income markets.

In pursuit of this objective, the Fund employs a “global macro” investment strategy, which seeks to achieve positive absolute returns in most market environments by creating a portfolio of investments diversified among investment styles, strategies and asset classes that are expected to have returns that are not correlated with each other or with the broad equity or fixed income markets. The global macro strategy employed by the Fund is expected to make extensive use of derivative instruments, which are generally financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index (collectively “financial interests”). The financial interests in which the Fund expects to invest include: futures, forwards, options, spot contracts, and swap contracts, each of which may be tied to commodities, financial indices and instruments, currencies, fixed income markets such as government bonds, or interest rates. The Fund will also invest a portion of its assets in equity securities of U.S. or foreign issuers of any market capitalization and in fixed income securities without regard to credit ratings, duration or maturities. The Fund’s investment in fixed income securities may include investment in high-yield, below investment grade, securities (i.e., junk bonds). The Fund generally expects to have derivate exposure on commodities, interest rates and/or currencies.

The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in futures, forwards, options, swaps and spot contracts in commodities, currency and fixed income markets primarily for speculative purposes. The Subsidiary will hold cash and cash equivalent positions to serve as margin or collateral for its derivative positions. The Subsidiary will not invest in fixed income or other securities to serve as margin or collateral for its derivative positions. The Fund will invest in the Subsidiary with the intent of gaining exposure to commodities markets while continuing to meet the requirements applicable to “regulated investment companies” under the Internal Revenue Code. Under the Internal Revenue Code, regulated investment companies such as the Fund, are limited in their ability to invest directly in certain commodity instruments. The Subsidiary, however, may invest without limit in commodity linked derivatives.

The Adviser has engaged Willowbridge Associates Inc. (“Willowbridge” or the “Sub-Adviser”) to act as sub-adviser and to be responsible for the day-to-day implementation of the global macro strategy. The Adviser is a registered “commodity pool operator” and the Sub-Adviser is a registered commodity trading advisor with respect to the Fund and each is regulated by the U.S. Commodity Futures Trading Commission (“CFTC”) and is a member of the National Futures Association (“NFA”) in such capacity. The Adviser and Sub-Adviser are both also registered as investment advisers with the SEC. The Sub-Adviser will use its wPraxis Trading Approach 1X Leverage for the Fund. Under this approach, tactical asset allocation decisions are made by Willowbridge’s co-portfolio managers who utilize their experience in the financial markets and their analysis of fundamental and technical information to formulate reward-to-risk expectations about a broad number of asset classes. Both portfolio managers must agree on each position taken. All positions are closely monitored to evaluate that the risk parameter status is consistent with expectations. As markets move, positions are refined and expectations updated in response to current market conditions. Positions are removed if either portfolio manager determines that the initial investment thesis has changed or if market conditions have changed and existing positions may be adversely affected. The wPraxis trading strategy is a “value” oriented trading strategy whereby the Sub-Adviser looks for trades that are cheap relative to the market and position sizing keying off internal risk assessment.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

• Absolute and Global Macro Strategies Risk. The Fund is designed to provide positive returns under most market conditions as well as returns that are not correlated with broad market indices. Investing in alternative strategies such as that employed by the Fund has the risk that the strategies may not perform as anticipated and that therefore returns may be negative and are more closely correlated to broader market returns than anticipated, resulting in unexpected losses in declining markets. Even if the strategies perform as anticipated, the use of alternative strategies during periods of prolonged rising markets will typically result in the Fund underperforming the broader market. In addition, the global macro strategy may include investments in strategies from fundamental economic analysis and relative value comparisons. These technical analyses may be incorrect and may not properly forecast future trends or properly assess global economic conditions or the relative values of investments.

• Commodities Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

• Commodity Interest Trading Risk. Commodity interest contracts prices are highly volatile, are highly leveraged and may be illiquid. Price movements for commodity interest contracts may be influenced by, among other things, changing supply and demand relationships, weather, agricultural, trade, fiscal, monetary, and exchange control programs and policies of governments, domestic and foreign political and economic events, changes in domestic and foreign interest rates and rates of inflation, currency devaluations and revaluations, and emotions of the marketplace.

• Commodity Interest Trading Leverage Risk. Commodity interest contracts normally have low margin deposits which permit a high degree of leverage. Accordingly, a relatively small price movement in a contract may result in substantial losses.

• Commodity Interest Trading Liquidity Risk. Most United States commodity exchanges limit fluctuation in certain futures and options contracts prices during a single day by regulations referred to as “daily price limit fluctuation limits” or “daily limits.” During a single trading day, no trades may be executed at prices beyond the daily limits. Once the price of a particular contract has increased or decreased by an amount equal to the daily limit, positions in the contract can neither be taken nor liquidated unless traders are willing to effect trades at or within the limit.

• Counterparty Risk. The Fund is subject to the risk that the issuers or counterparties with whom the Fund engages in derivative transactions will not fulfill their obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund will be subject to the counterparty risk of one or more Futures Commissions Merchant (“FCM”). While the Commodities Exchange Act (the “CEA”) requires an FCM to segregate all funds received from its customers with respect to regulated futures transactions from such FCM’s proprietary funds, if the FCM were not to do so to the full extent required by law, the assets of an account might not be fully protected in the event of the bankruptcy of the FCM. In addition, the Fund may invest in non-futures linked derivatives, which may be centrally cleared. Such central clearing may mitigate, but not eliminate, the counterparty risk associated with such investments.

• Possible Effects of Speculative Position Limits. The CFTC and futures exchanges have established speculative position limits (referred to as “position limits”) on the maximum commodity interest positions and certain related swaps positions, which any person, or group of persons acting in concert, may hold or control. If such limits were reached, Willowbridge would be required to reduce the size of the positions which would otherwise be taken in order to avoid exceeding such limits. Such modification of trading, if required, could adversely affect the profitability of the Fund.

• Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

• Derivatives Risk. In general, a derivative contract typically involves leverage, i.e., it provides long or short exposure to a reference instrument thereby providing the potential for gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. In this way, the Fund can obtain market exposure to the reference instrument which is greater than the net assets used to establish the derivative position. The Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Futures and forward contract prices, and the prices of the related contracts in which the Fund may trade, are highly volatile. Such prices are influenced by, among other things: changing supply and demand relationships; government trade, fiscal, monetary and exchange control programs and policies; national and international political and economic events; and changes in interest rates.

• Equity Risk. The Fund’s investments in equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets, generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment, generally.

• Fixed Income and Interest Rate Risk. The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of fixed income securities and derivatives generally increases. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Any U.S. Federal Reserve System revisions to its current policy of maintaining the federal rates at a low level and purchasing large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market to support U.S. economic recovery will likely have a negative effort on the value of most fixed income securities and result in an increase in price volatility of fixed income investments.

• Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries. A portion of the derivatives trades may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets.

• Leverage Risk. The Fund will directly or indirectly, via investment in the Subsidiary, use its derivative investments to increase long or short exposure to an underlying reference instrument, thereby creating investment leverage. Investment leverage has the effect of magnifying losses from the Fund’s investments.

• Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

• Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

• Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Sub-Adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

• Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

• Non-Diversification Risk: The Fund is classified as non-diversified under the 1940 Act. This means that the Fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.

• Tax Risk: Certain of the Fund’s investment strategies, including transactions in options, futures contracts, swap contract and hedging transactions may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund. Also, by investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains. Additionally, the Internal Revenue Service (“IRS”) has issued a number of private letter rulings to other mutual funds (unrelated to the Fund), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). However, the IRS has suspended issuance of any further letters pending a review of its position. If the IRS were to change its position with respect to the conclusions reached in its private letter rulings (which change in position might be applied to the Fund retroactively), the income from the Fund’s investment in the Subsidiary might not be qualifying income, and the Fund might not qualify as a regulated investment company for one or more years.

• Wholly-Owned Subsidiary Risk: By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Additionally, the CFTC regulations provide relief relating to CFTC disclosure and reporting requirements for commodity pools, such as the Subsidiary, that are operated by a CPO that is the same as, controls, is controlled by or is under common control with the CPO of an offered pool (such as the Fund). Changes in the laws or regulations of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. In addition, while the Board has oversight responsibility for the Fund and its investment activities, it does not oversee the activities or investments of the Subsidiary. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Performance.

Because the Fund is new, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by calling the Fund toll-free at 844-322-8112 or on the Fund’s website www.balterliquidalts.com.